TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2021
TRADE AND OTHER PAYABLES [Abstract]
Trade and Other Payables

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Trade creditors		5,976	10,354
Accrued expenses		11,784	12,060
Accrued compensation	15.1	29,678	30,009
Cash flow hedge	15.2	316	518
Warrant liability	28	5,837	—
Others		1,272	272
		54,863	53,213